UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        WAMU Partners II, L.P.
Address:     201 Main Street, Suite 3100
             Fort Worth, Texas  76102

Form 13F File Number:	28-5285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham                Fort Worth, Texas    May 11, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $368,990 (thousands)


List of Other Included Managers:
NONE



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FORM 13F INFORMATION TABLE

Name of              Title of     Cusip      Value  Shares/   SH/   Put/   Invstmnt   Other     Voting Authority
Issuer                Class                (x$1000) Prn/Amt   PRN   Call   Discretn    Mgrs   Sole   Shared   None

Washington Mut Inc.    COM      939322103   368990  6739539   SH            Sole             6739539








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